UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01728

Nicholas Fund, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 03/31/2006

Date of reporting period: 12/31/2005

Item 1. Schedule of Investments.

                                              Nicholas Fund, Inc.
                                      Schedule of Investments (unaudited)
                                              December 31, 2005

                                                                                                 VALUE
                                                                                        --------------
Common Stocks   ( 98.52%)
-------------------------------------------------------------
     Consumer Discretionary - Consumer Durables & Apparel   (  6.42%)

           600,000   D.R. Horton, Inc.                                                  $   21,438,000
           650,000   Fortune Brands, Inc.                                                   50,713,000
         1,615,000   Helen of Troy Limited                                          (*)     26,017,650
            83,000   NVR, Inc.                                                      (*)     58,266,000
                                                                                        --------------
                                                                                           156,434,650
                                                                                        --------------
     Consumer Discretionary - Hotels, Restaurants & Leisure   (  1.65%)

           860,000   Yum! Brands, Inc.                                                      40,316,800
                                                                                        --------------
     Consumer Discretionary - Retail   (  5.27%)

         1,550,000   Home Depot, Inc. (The)                                                 62,744,000
         2,050,000   O'Reilly Automotive, Inc.                                      (*)     65,620,500
                                                                                        --------------
                                                                                           128,364,500
                                                                                        --------------
     Consumer Staples - Food, Beverage & Tobacco   (  4.77%)

         2,254,800   Constellation Brands, Inc. - Class A                           (*)     59,143,404
         1,400,000   UST Inc.                                                               57,162,000
                                                                                        --------------
                                                                                           116,305,404
                                                                                        --------------
     Consumer Staples - Food & Staple Retail   (  2.90%)

           700,000   CVS Corporation                                                        18,494,000
         1,180,000   Walgreen Co.                                                           52,226,800
                                                                                        --------------
                                                                                            70,720,800
                                                                                        --------------
     Consumer Staples - Household & Personal Products   (  2.05%)

         1,094,100   Alberto-Culver Company                                                 50,055,075
                                                                                        --------------
     Energy    ( 12.81%)

         1,040,000   Apache Corporation                                                     71,260,800
           400,000   BJ Services Company                                                    14,668,000
         2,950,000   El Paso Corporation                                                    35,872,000
         1,370,000   EnCana Corporation                                                     61,869,200
           700,000   Kayne Anderson Energy Total Return Fund, Inc.                          14,476,000
           700,000   Kayne Anderson MLP Investment Company                                  17,038,000
         1,717,228   Kinder Morgan Management, LLC                                  (*)     78,065,162
           250,000   Nabors Industries, Ltd.                                        (*)     18,937,500
                                                                                        --------------
                                                                                           312,186,662
                                                                                        --------------
     Financials - Banks   (  4.09%)

         1,050,000   Bank Mutual Corporation                                                11,130,000
         2,054,126   Marshall & Ilsley Corporation                                          88,409,583
                                                                                        --------------
                                                                                            99,539,583
                                                                                        --------------
     Financials - Diversified   (  8.52%)

         1,536,000   Affiliated Managers Group,  Inc.                               (*)    123,264,000
         1,000,000   American Express Company                                               51,460,000
         1,200,000   North Fork Bancorporation, Inc.                                        32,832,000
                                                                                        --------------
                                                                                           207,556,000
                                                                                        --------------
     Financials - Insurance   ( 16.31%)

             1,569   Berkshire Hathaway Inc. - Class A                              (*)    139,044,780
         1,077,700   Mercury General Corporation                                            62,743,694
         1,449,900   Protective Life Corporation                                            63,462,123
         1,382,875   W.R. Berkley Corporation                                               65,852,507
           830,000   WellPoint, Inc.                                                (*)     66,225,700
                                                                                        --------------
                                                                                           397,328,804
                                                                                        --------------
     Health Care - Equipment   (  8.08%)

         1,400,000   Biomet, Inc.                                                           51,198,000
           550,000   DENTSPLY International Inc.                                            29,529,500
         1,005,344   Fisher Scientific International Inc.                           (*)     62,190,580
           936,196   Medtronic, Inc.                                                        53,896,804
                                                                                        --------------
                                                                                           196,814,884
                                                                                        --------------
     Health Care - Pharmaceuticals & Biotechnology   (  5.28%)

         2,850,000   Pfizer Inc.                                                            66,462,000
         1,350,000   Wyeth                                                                  62,194,500
                                                                                        --------------
                                                                                           128,656,500
                                                                                        --------------
     Health Care - Services   ( 10.02%)

         1,061,087   Cardinal Health, Inc.                                                  72,949,731
         1,580,000   DaVita, Inc.                                                   (*)     80,011,200
         2,232,037   Health Management Associates, Inc.                                     49,015,533
           900,000   Universal Health Services, Inc. - Class B                              42,066,000
                                                                                        --------------
                                                                                           244,042,464
                                                                                        --------------
     Industrials - Capital Goods   (  4.98%)

           330,000   General Dynamics Corporation                                           37,636,500
           150,600   Oshkosh Truck Corporation                                               6,715,254
         1,350,000   Pentair, Inc.                                                          46,602,000
         1,050,000   Tyco International Ltd.                                                30,303,000
                                                                                        --------------
                                                                                           121,256,754
                                                                                        --------------
     Industrials - Transportation   (  3.61%)

           850,000   FedEx Corporation                                                      87,881,500
                                                                                        --------------
     Information Technology - Technology Hardware & Equipment   (  0.59%)

           250,000   CDW Corporation                                                        14,392,500
                                                                                        --------------
     Materials    (  1.17%)

         1,200,000   Lyondell Chemical Company                                              28,584,000
                                                                                        --------------

TOTAL Common Stocks   (COST: $   1,374,078,535)                                          2,400,436,880
                                                                                        --------------
Commercial Paper   (  1.62%)
-------------------------------------------------------------
        $2,250,000   American Express Credit Corporation 01/24/06, 4.02%                     2,244,724
         5,000,000   Barclays U.S. Funding LLC 01/06/06, 4.01%                               4,998,329
           625,000   Fortune Brands, Inc. 01/03/06, 4.30%                                      625,000
         4,400,000   General Electric Capital Corporation 01/10/06, 3.91%                    4,396,655
         2,350,000   General Electric Capital Corporation 01/12/06, 3.93%                    2,347,691
         5,000,000   General Electric Capital Corporation 01/04/06, 3.90%                    4,999,459
         4,100,000   General Electric Capital Corporation 01/20/06, 4.06%                    4,092,139
         2,490,000   John Deere Capital Corporation 01/09/06, 4.22%                          2,488,248
         2,800,000   John Deere Capital Corporation 02/02/06, 4.24%                          2,790,107
         2,675,000   Siemens Capital Company, LLC 02/08/06, 4.17%                            2,663,845
         5,000,000   Toyota Motor Credit Corporation 01/09/06, 3.96%                         4,991,200
         2,900,000   Walt Disney Company (The) 01/09/06, 4.02%                               2,898,057
                                                                                        --------------
TOTAL Commercial Paper   (COST: $   39,535,454)                                             39,535,454
                                                                                        --------------
Variable Rate Demand Note   (  0.06%)
-------------------------------------------------------------
         1,534,150   Wisconsin Corporate Central Credit Union 01/03/06, 4.05%
TOTAL Variable Rate Demand Note   (COST: $    1,534,150)                                     1,534,150
                                                                                        --------------

TOTAL SECURITY HOLDINGS  ( 100.20%):                                                   2,441,506,484
LIABILITIES, NET OF OTHER ASSETS ( -0.20%):                                               (4,934,596)
                                                                                        --------------
TOTAL NET ASSETS:                                                                       $2,436,571,888
                                                                                        ==============

( ) - % OF NET ASSETS
(*) - NON-INCOME PRODUCING

As of December 31, 2005, investment cost for federal tax purposes was $1,416,720,659 and the tax basis components of unrealized appreciation/depreciation were as follows:

              Unrealized appreciation ....................... $1,054,978,671
              Unrealized depreciation .......................    (30,192,845)
                                                              --------------
              Net unrealized appreciation ................... $1,024,785,826
                                                              --------------
                                                              --------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a)  The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Fund, Inc.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 02/27/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 02/27/2006

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 02/27/2006